State Street Bank and Trust Company

1 Lincoln Street

SFC0805

Boston, MA 02111

March 2, 2023

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Portfolios (the “Registrant”)

Registration Nos. 33-46593/811-06578

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus dated February 28, 2023, does not differ from that contained in Post-Effective Amendment No. 50, filed electronically on February 27, 2023, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 285-4403 if you have any questions regarding this filing.

Sincerely,

/s/ Daniel Bulger
Daniel Bulger